Quarterly Report
September 30, 2019
MFS®  Emerging Markets
Equity Portfolio
MFS® Variable Insurance Trust II

Portfolio of Investments
9/30/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.7%
Alcoholic Beverages – 5.0%
Ambev S.A., ADR	162,504	$750,769
China Resources Beer Holdings Co. Ltd.	194,000	1,032,247
Kweichow Moutai Co. Ltd., “A”	2,500	402,751
		$2,185,767
Apparel Manufacturers – 0.1%
Stella International Holdings Ltd.	31,000	$48,254
Automotive – 2.9%
Hero MotoCorp Ltd.	10,500	$400,739
Mahindra & Mahindra Ltd.	50,145	387,150
PT Astra International Tbk	1,053,400	491,004
		$1,278,893
Brokerage & Asset Managers – 0.4%
Moscow Exchange MICEX-RTS	132,323	$193,297
Business Services – 0.4%
Tata Consultancy Services Ltd.	5,628	$166,715
Computer Software – 0.6%
Prosus N.V. (a)	3,500	$256,928
Computer Software - Systems – 0.9%
Linx S.A.	49,200	$382,948
Construction – 2.3%
PT Indocement Tunggal Prakarsa Tbk	252,800	$334,508
Techtronic Industries Co. Ltd.	94,500	663,196
		$997,704
Consumer Products – 0.6%
Dabur India Ltd.	39,018	$246,417
Consumer Services – 2.7%
51job, Inc., ADR (a)	7,905	$584,970
Localiza Rent a Car S.A.	12,000	131,294
MakeMyTrip Ltd. (a)	20,551	466,302
		$1,182,566
Containers – 0.1%
Lock & Lock Co. Ltd.	4,472	$46,315
Electrical Equipment – 2.1%
Bharat Heavy Electricals Ltd.	333,644	$227,863
LS Industrial Systems Co. Ltd.	16,468	664,692
		$892,555
Electronics – 13.3%
ASM Pacific Technology Ltd.	26,900	$330,460
Samsung Electronics Co. Ltd.	53,520	2,183,612
Silicon Motion Technology Corp., ADR	12,285	434,275
Taiwan Semiconductor Manufacturing Co. Ltd.	318,258	2,803,673
		$5,752,020

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Integrated – 3.3%
LUKOIL PJSC, ADR	12,064	$998,175
Petroleo Brasileiro S.A., ADR	29,037	420,166
		$1,418,341
Food & Beverages – 4.5%
AVI Ltd.	75,943	$412,534
Fomento Economico Mexicano S.A.B. de C.V., ADR	1,998	182,977
Orion Corp.	8,950	736,262
Tingyi (Cayman Islands) Holding Corp.	438,000	618,750
		$1,950,523
Food & Drug Stores – 0.4%
Dairy Farm International Holdings Ltd.	29,100	$183,330
Forest & Paper Products – 0.8%
Suzano S.A.	43,700	$353,916
Gaming & Lodging – 1.4%
Genting Berhad	438,200	$601,527
General Merchandise – 0.8%
S.A.C.I. Falabella	29,437	$164,515
Walmart de Mexico S.A.B. de C.V.	67,639	200,442
		$364,957
Insurance – 3.2%
AIA Group Ltd.	108,400	$1,017,134
Samsung Fire & Marine Insurance Co. Ltd.	2,051	381,710
		$1,398,844
Internet – 12.6%
Alibaba Group Holding Ltd., ADR (a)	8,349	$1,396,203
Baidu, Inc., ADR (a)	7,731	794,437
NAVER Corp.	7,590	998,190
Tencent Holdings Ltd.	53,200	2,257,792
		$5,446,622
Machinery & Tools – 3.8%
Doosan Bobcat, Inc.	23,449	$695,381
Haitian International Holdings Ltd.	251,000	512,340
PT United Tractors Tbk	303,400	439,764
		$1,647,485
Major Banks – 6.1%
ABSA Group Ltd.	75,325	$760,313
Banco Bradesco S.A., ADR	107,682	876,531
China Construction Bank	1,055,670	802,777
Industrial & Commercial Bank of China, “H”	308,000	205,663
		$2,645,284
Metals & Mining – 1.1%
Vale S.A., ADR (a)	40,379	$464,358
Network & Telecom – 1.4%
VTech Holdings Ltd.	71,500	$625,453
Oil Services – 0.3%
Lamprell PLC (a)	199,973	$114,333

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – 15.3%
Abu Dhabi Commercial Bank	103,521	$221,520
Bancolombia S.A., ADR	4,895	242,058
Credicorp Ltd.	1,746	363,936
E.Sun Financial Holding Co. Ltd.	740,038	624,796
Grupo Financiero Inbursa S.A. de C.V.	298,258	379,359
Housing Development Finance Corp. Ltd.	50,338	1,404,295
Kasikornbank Co. Ltd.	98,200	504,084
Komercni Banka A.S.	10,581	357,716
Metropolitan Bank & Trust Co.	517,946	683,533
Public Bank Berhad	96,100	460,876
Sberbank of Russia	219,824	771,816
Shriram Transport Finance Co. Ltd.	40,522	612,386
		$6,626,375
Pharmaceuticals – 1.0%
Genomma Lab Internacional S.A., “B” (a)	434,909	$416,970
Real Estate – 2.1%
Aldar Properties PJSC	336,341	$191,376
Hang Lung Properties Ltd.	229,000	520,076
Multiplan Empreendimentos Imobiliarios S.A.	29,687	206,132
		$917,584
Restaurants – 2.9%
Yum China Holdings, Inc.	27,886	$1,266,861
Specialty Chemicals – 0.6%
Astra Argo Lestari	12,436	$9,440
PTT Global Chemical PLC	155,500	273,275
		$282,715
Specialty Stores – 0.6%
Dufry AG	3,117	$260,716
Telecommunications - Wireless – 0.6%
Mobile TeleSystems PJSC, ADR	31,097	$251,886
Telephone Services – 2.8%
Hellenic Telecommunications Organization S.A.	28,489	$392,492
Naspers Ltd.	3,500	530,385
PT XL Axiata Tbk (a)	1,201,500	291,170
		$1,214,047
Tobacco – 0.4%
PT Hanjaya Mandala Sampoerna Tbk	981,350	$158,316
Utilities - Electric Power – 1.3%
CESC Ltd.	51,584	$543,035
Total Common Stocks		$42,783,857
Investment Companies (h) – 1.2%
Money Market Funds – 1.2%
MFS Institutional Money Market Portfolio, 2.09% (v)	529,238	$529,238

Other Assets, Less Liabilities – 0.1%		42,652
Net Assets – 100.0%		$43,355,747
(a)	Non-income producing security.

Portfolio of Investments (unaudited) – continued
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $529,238 and $42,783,857, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
China	$4,445,223	$5,429,568	$—	$9,874,791
South Korea	736,262	4,969,900	—	5,706,162
India	4,208,485	246,417	—	4,454,902
Taiwan	434,275	3,428,469	—	3,862,744
Brazil	3,586,114	—	—	3,586,114
Hong Kong	751,660	2,636,243	—	3,387,903
Russia	1,250,061	965,113	—	2,215,174
Indonesia	898,690	825,512	—	1,724,202
South Africa	1,703,231	—	—	1,703,231
Other Countries	5,393,831	874,803	—	6,268,634
Mutual Funds	529,238	—	—	529,238
Total	$23,937,070	$19,376,025	$—	$43,313,095
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$364,115	$8,130,265	$7,965,049	$(94)	$1	$529,238
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$9,897	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2019, are as follows:
China	22.8%
South Korea	13.2%
India	10.3%
Taiwan	8.9%
Brazil	8.3%
Hong Kong	7.8%
Russia	5.1%
Indonesia	4.0%
South Africa	3.9%
Other Countries	15.7%